                                 OPPENHEIMER BALANCED FUND
                   (Formerly named Oppenheimer Multiple Strategies Fund)

                         Supplement dated February 18, 2005 to the
                             Prospectus dated November 24, 2004

This Prospectus  Supplement amends the Prospectus of Oppenheimer  Balanced Fund
(the "Fund") dated November 24, 2004.

This Prospectus is revised as follows:

     1. In the section entitled "How Can You Buy Class A Shares?", the following is added after the chart depicting Class A share sales charges on page 22.

 Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

     2. Effective March 18, 2005, the first two sentences of the first paragraph of the section entitled "Right of Accumulation" in the section entitled "Can You
Reduce Class A Sales Charges?" on page 23 are replaced with the following:

     To qualify  for the  reduced  Class A sales  charge  that would  apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or Class C shares of the Fund or other
Oppenheimer  funds  that you or your  spouse  currently  own,  or are  currently purchasing,  to the value of your Class A share purchase. Your Class A shares of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you did not pay a sales charge will not be counted for this purpose.

     3. Effective  March 18, 2005, the first  paragraph of the section  entitled
"Letters  of  Intent" in the  section  entitled  "Can You  Reduce  Class A Sales
Charges?" on page 23 is replaced with the following:

     You may also  qualify for reduced  Class A sales  charges by  submitting  a
Letter of Intent to the Distributor.  A Letter of Intent is a written  statement of your  intention to purchase a specified  value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.  The total amount of your  intended  purchases  of Class A, Class B and Class C shares will determine  the reduced  sales  charge rate that will apply to your Class A share purchases  of the Fund during that period.  You can choose to include  purchases made up to 90 days before the date that you submit a Letter. Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves on which you did not pay a sales  charge will not be counted for this  purpose.  Submitting a
Letter of Intent does not  obligate  you to  purchase  the  specified  amount of shares. You can also apply the Right of Accumulation to these purchases.

     4. The following  new section  should be added to the end of section of the
Prospectus captioned "Risks of Foreign Investing" in the section "ABOUT THE FUND
- ABOUT THE FUND'S  INVESTMENTS  - THE FUND'S  PRINCIPAL  POLICIES AND RISKS" on
page 4.

     Additionally,  if a fund  invests a  significant  amount  of its  assets in foreign securities,  it might expose the fund to "time-zone  arbitrage" attempts by investors  seeking to take  advantage of the  differences in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign securities market on which a foreign security is traded and the close of
The New York  Stock  Exchange  that day,  when the  Fund's  net  asset  value is calculated.  If such time-zone  arbitrage were  successful,  it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing"
to  adjust  the  closing  market  prices of  foreign  securities  under  certain circumstances,  to reflect  what the Manager  and the Board  believe to be their fair value may help deter those activities.

     5. The section  titled  "Pending  Litigation"  at the end of section of the
Prospectus  captioned  "ABOUT THE FUND - HOW THE FUND IS  MANAGED,"  on page 16, should be deleted in its entirety and replaced with the following:

     PENDING  LITIGATION.  A  consolidated  amended  complaint has been filed as putative  derivative  and class  actions  against the Manager,  Distributor  and
Transfer  Agent,  as  well  as 51 of the  Oppenheimer  funds  (collectively  the
"funds")  including the Fund, 31 present and former  Directors or Trustees and 9 present and former officers of certain of the Funds.  This  complaint,  filed in the U.S.  District  Court for the  Southern  District of New York on January 10,
2005,   consolidates   into  a  single   action  and   amends   six   individual
previously-filed  putative  derivative and class action  complaints.  Like those prior complaints,  the complaint alleges that the Manager charged excessive fees for  distribution  and other costs,  improperly  used assets of the funds in the form of directed brokerage  commissions and 12b-1 fees to pay brokers to promote sales of the funds,  and failed to properly  disclose  the use of fund assets to make  those  payments  in  violation  of the  Investment  Company  Act  and  the
Investment  Advisers  Act of  1940.  Also,  like  those  prior  complaints,  the complaint  further  alleges that by  permitting  and/or  participating  in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to Fund  shareholders  under the  Investment  Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment  advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

     The Manager and the  Distributor  believe the claims  asserted in these law suits to be  without  merit,  and  intend to defend  the suits  vigorously.  The
Manager and the  Distributor do not believe that the pending  actions are likely to have a  material  adverse  effect on the Fund or on their  ability to perform their respective investment advisory or distribution agreements with the Fund.

     6. The  section  titled  "How to  Exchange  Shares"  in the  section of the
Prospectus  captioned "ABOUT YOUR ACCOUNT," on page 33, should be deleted in its entirety and replaced with the following:

      How to Exchange Shares

     If you want to change all or part of your  investment  from one Oppenheimer fund to another,  you can  exchange  your shares for shares of the same class of another  Oppenheimer fund that offers the exchange privilege.  For example,  you can exchange Class A shares of the Fund only for Class A shares of another fund.
To exchange shares, you must meet several conditions:

     o Shares of the fund  selected for exchange  must be available  for sale in your state of residence.  o The prospectuses of the selected fund must offer the exchange  privilege.  o You must hold the shares you buy when you  establish  an account for at least seven days before you can exchange them. After your account is open for seven days,  you can exchange  shares on any regular  business  day, subject to the limitations described below. o You must meet the minimum purchase requirements  for the selected  fund. o  Generally,  exchanges  may be made only between identically registered accounts,  unless all account owners send written exchange  instructions  with a signature  guarantee.  o Before exchanging into a fund, you must obtain its prospectus and should read it.

     For tax purposes, an exchange of shares of the Fund is considered a sale of those  shares  and a  purchase  of the  shares  of the  fund  to  which  you are exchanging. An exchange may result in a capital gain or loss.

     You can find a list of the Oppenheimer  funds that are currently  available for  exchanges in the Statement of  Additional  Information  or you can obtain a list by calling a service representative at 1.800.225.5677.  The funds available for exchange can change from time to time.  There are a number of other  special conditions  and  limitations  that apply to certain types of exchanges.  In some cases,  sales  charges may be imposed on exchange  transactions.  In general,  a contingent  deferred  sales charge  (CDSC) is not imposed on exchanges of shares that are subject to a CDSC.  However, if you exchange shares that are subject to a CDSC, the CDSC holding period will be carried over to the acquired shares, and the CDSC may be imposed  if those  shares  are  redeemed  before the end of that holding period.  These conditions and  circumstances  are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

     HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or the internet, or by establishing an Automatic Exchange Plan.

          Written Exchange Requests.  Send an OppenheimerFunds  Exchange Request
     form,  signed by all owners of the account,  to the  Transfer  Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request.  Telephone and Internet  Exchange  Requests.
     Telephone  exchange  requests  may be made  either  by  calling  a  service representative  or by using  PhoneLink by calling  1.800.225.5677.  You may submit internet exchange requests on the OppenheimerFunds internet website, at  WWW.OPPENHEIMERFUNDS.COM.  You  must  have  obtained  a user  I.D.  and password to make  transactions on that website.  Telephone  and/or internet exchanges may be made only between  accounts that are  registered  with the same name(s) and  address.  Shares for which share  certificates  have been issued  may  not be  exchanged  by  telephone  or the  internet.  Automatic
     Exchange Plan.  Shareholders can authorize the Transfer Agent to exchange a pre-determined  amount of shares  automatically  on a  monthly,  quarterly, semi-annual or annual basis.

      Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

      ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

          Risks from Excessive  Purchase,  Redemption  and  Short-Term  Exchange
     Activity.  The  OppenheimerFunds  exchange  privilege affords investors the ability  to  switch  their  investments  among  Oppenheimer  funds if their investment  needs  change.  However,  there are  limits on that  privilege.
     Frequent purchases,  redemptions and exchanges of fund shares may interfere with the Manager's  ability to manage the fund's  investments  efficiently, increase the fund's transaction and administrative  costs and/or affect the fund's performance,  depending on various factors,  such as the size of the fund,  the  nature  of its  investments,  the  amount  of fund  assets  the portfolio  manager  maintains in cash or cash  equivalents,  the  aggregate dollar  amount and the  number and  frequency  of trades.  If large  dollar amounts are involved in exchange and/or redemption  transactions,  the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

          Therefore,  the Manager and the Fund's Board of Trustees  have adopted the following policies and procedures to detect and prevent frequent and/or
     excessive  exchanges,   and/or  purchase  and  redemption  activity,  while
     balancing the needs of investors who seek liquidity  from their  investment and the ability to exchange shares as investment needs change.  There is no guarantee  that  the  policies  and  procedures  described  below  will  be sufficient to identify and deter excessive short-term trading.

          o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund selected for exchange on the same  regular  business  day on which the  Transfer  Agent or its agent
     (such as a  financial  intermediary  holding  the  investor's  shares in an
     "omnibus"  or "street  name"  account)  receives an exchange  request  that conforms to these  policies.  The request  must be received by the close of
     The New York Stock Exchange that day,  which is normally 4:00 p.m.  Eastern time,  but may be earlier on some days.  However,  the  Transfer  Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines,  in its discretion,  that an earlier  transmittal of the  redemption  proceeds to the  receiving  fund would be  detrimental  to either  the fund from which the  exchange  is made or the fund to which the exchange is made.

          o Limits on  Disruptive  Activity.  The  Transfer  Agent  may,  in its
     discretion,  limit or terminate  trading  activity by any person,  group or account that it believes would be disruptive,  even if the activity has not exceeded the policy  outlined in this  Prospectus.  The Transfer  Agent may review  and  consider  the  history of  frequent  trading  activity  in all accounts in the  Oppenheimer  funds known to be under  common  ownership or control  as part of the  Transfer  Agent's  procedures  to detect and deter excessive trading activity.

          o Exchanges of Client Accounts by Financial Advisers. The Fund and the
     Transfer  Agent  permit  dealers  and  financial  intermediaries  to submit exchange  requests on behalf of their  customers  (unless the  customer has revoked that  authority).  The  Distributor  and/or the Transfer Agent have agreements  with a number of financial  intermediaries  that permit them to
     submit  exchange  orders  in  bulk  on  behalf  of  their  clients.   Those
     intermediaries  are required to follow the exchange  policy  stated in this
     Prospectus  and to comply with  additional,  more  stringent  restrictions.
     Those additional  restrictions  include  limitations on the funds available for exchanges,  the  requirement to give advance notice of exchanges to the
     Transfer  Agent,  and  limits on the  amount of client  assets  that may be invested in a particular  fund.  A fund or the Transfer  Agent may limit or refuse bulk exchange  requests  submitted by such financial  intermediaries if, in the Transfer  Agent's  judgment,  exercised in its  discretion,  the exchanges  would  be  disruptive  to  any  of  the  funds  involved  in the transaction.

          o Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.

          o Right to Refuse Exchange and Purchase Orders. The Distributor and/or
     the  Transfer  Agent may refuse any  purchase  or  exchange  order in their discretion  and are not  obligated to provide  notice  before  rejecting an order. The Fund may amend,  suspend or terminate the exchange  privilege at any time.  You will receive 60 days'  notice of any material  change in the exchange privilege unless applicable law allows otherwise.

          o Right to Terminate or Suspend Account Privileges. The Transfer Agent
     may send a written  warning to direct  shareholders  who the Transfer Agent believes  may  be  engaging  in  excessive  purchases,  redemptions  and/or exchange  activity  and  reserves  the right to  suspend or  terminate  the ability to purchase shares and/or exchange  privileges for any account that the Transfer  Agent  determines,  in carrying out these policies and in the exercise of its discretion,  has engaged in disruptive or excessive trading activity.

          o  Omnibus  Accounts.  If you hold your  shares of the Fund  through a financial  intermediary  such  as a  broker-dealer,  a bank,  an  insurance company  separate  account,  an investment  adviser,  an  administrator  or trustee  of a  retirement  plan or 529 plan that  holds  your  shares in an account  under its name (these are  sometimes  referred to as  "omnibus" or
     "street name"  accounts),  that financial  intermediary  may impose its own restrictions or limitations to discourage  short-term or excessive trading.
     You should  consult your  financial  intermediary  to find out what trading restrictions, including limitations on exchanges, they may apply to you.

          While the Fund,  the  Distributor,  the Manager and the Transfer Agent
     encourage  financial  intermediaries  to apply the Fund's policies to their customers who invest  indirectly in the Fund, the Transfer Agent may not be able to apply this policy to accounts  such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution,  or (b)
     omnibus  accounts held in the name of a retirement plan or 529 plan trustee or administrator,  or (c) accounts held in the name of an insurance company for  its  separate  account(s),  or  (d)  other  accounts  having  multiple underlying  owners  but  registered  in a manner  such that the  underlying beneficial owners are not identified to the Transfer Agent.

          Therefore  the  Transfer  Agent might not be able to detect  excessive short term trading activity  facilitated by, or in accounts  maintained in, the  "omnibus"  or "street  name"  accounts  of a  financial  intermediary.
     However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary  that is the registered  owner will be asked to review account activity,  and  to  confirm  to  the  Transfer  Agent  and  the  fund  that appropriate  action  has  been  taken  to  curtail  any  excessive  trading activity.  However,  the  Transfer  Agent's  ability to  monitor  and deter excessive  short-term trading in omnibus or street name accounts ultimately depends on the capability and  cooperation of the financial  intermediaries controlling those accounts.

          The Fund's Board has adopted  additional  policies and  procedures  to detect and prevent  frequent  and/or  excessive  exchanges and purchase and redemption  activity.  Those  additional  policies and procedures will take effect on June 20, 2005:

          o 30-Day Limit. A direct  shareholder  may exchange all or some of the shares  of  the  Fund  held  in  his or her  account  to  another  eligible
     Oppenheimer  fund  once  in a  30  calendar-day  period.  When  shares  are exchanged  into another fund account,  that account will be "blocked"  from further  exchanges  into another fund for a period of 30 calendar days from the date of the exchange.  The block will apply to the full account balance and not just to the amount  exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already  owned  shares  worth  $10,000,  then,  following  the exchange,  the full  account  balance  ($11,000 in this  example)  would be blocked  from  further  exchanges  into  another  fund for a  period  of 30 calendar days. A "direct shareholder" is one whose account is registered on the  Fund's  books  showing  the  name,  address  and tax ID  number of the beneficial owner.

          o Exchanges  Into Money Market  Funds.  A direct  shareholder  will be permitted to exchange  shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged  shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

          o  Dividend   Reinvestments/B   Share  Conversions.   Reinvestment  of
     dividends or distributions from one fund to purchase shares of another fund and the  conversion  of Class B  shares  into  Class A  shares  will not be considered exchanges for purposes of imposing the 30-day limit.

          o Asset  Allocation.  Third-party  asset  allocation  and  rebalancing programs  will be  subject  to the  30-day  limit  described  above.  Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify  themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts.  "On-demand" exchanges outside the parameters of portfolio  rebalancing  programs  will  be  subject  to the  30-day  limit.
     However,  investment  programs by other Oppenheimer  "funds-of-funds"  that entail rebalancing of investments in underlying  Oppenheimer funds will not be subject to these limits.

          o Automatic  Exchange Plans.  Accounts that receive exchange  proceeds through automatic or systematic exchange plans that are established through the  Transfer  Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

February 18, 2005                                             PS0240.030

                       OPPENHEIMER BALANCED FUND
         (Formerly named Oppenheimer Multiple Strategies Fund)
               Supplement dated February 18, 2005 to the
      Statement of Additional Information dated November 24, 2004, revised February 3, 2005

This  supplement  amends the Statement of Additional  Information  dated
November 24, 2004, revised February 3, 2005

The Statement of Additional Information is revised as follows:

1.    Effective  March 18,  2005,  the  first  three  paragraphs  of the section entitled  "Letters of Intent" on page 63 are replaced with the following:

      Letters of Intent.  Under a Letter of Intent  ("Letter"),  you can
      reduce the sales  charge rate that  applies to your  purchases  of
      Class A shares if you purchase  Class A, Class B or Class C shares of the Fund or other  Oppenheimer  funds during a 13-month period.
      The total  amount of your  purchases of Class A, Class B and Class
      C shares will  determine  the sales  charge  rate that  applies to your Class A share  purchases  during that period.  You can choose to  include  purchases  made up to 90 days  before the date of the
      Letter.  Class A shares of Oppenheimer Money Market Fund, Inc. and
      Oppenheimer  Cash  Reserves  fund on which you did not pay a sales
      charge  and  any  Class  N  shares  you  purchase,   or  may  have
      purchased,  will not be counted  towards  satisfying the purchases specified in a Letter.

            A  Letter  is an  investor's  statement  in  writing  to the
      Distributor of his or her intention to purchase a specified  value of  Class A,  Class B and  Class C  shares  of the Fund and  other
      Oppenheimer  funds during a 13-month period (the "Letter period").
      At the investor's  request,  this may include purchases made up to
      90 days prior to the date of the  Letter.  The  Letter  states the investor's  intention to make the aggregate amount of purchases of shares which,  when added to the investor's  holdings of shares of those  funds,  will equal or exceed the  amount  specified  in the
      Letter.  Purchases  made by  reinvestment  of dividends or capital gains  distributions  and purchases  made at net asset value (i.e.
      without a sales charge) do not count toward  satisfying the amount of the Letter.

            Each  purchase  of Class A shares  under the Letter  will be made at the  offering  price  (including  the sales  charge)  that would apply to a single lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

2.    The  following  is  added  to  the  end of  the  section  entitled
      "Waivers  of Initial  and  Contingent  Deferred  Sales  Charges in
      Certain Transactions" on page 4 of Appendix C.

|_|   Shares purchased in amounts of less than $5.

February 18, 2005                                                   PX0240.015